SCHEDULE OF DEFERRED CONTRACT COSTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Accounting Policies [Abstract]
Deferred contract costs, beginning of the year	$ 13,103
Cost deferred during the year	23,752	13,103
Recognition of cost deferred in prior years	(13,314)
Foreign exchange differences	583
Deferred contract costs, end of the year	$ 24,124	$ 13,103